This is filed pursuant to Rule 497(c).
File Nos. 33-39350 and 811-06251.

















































00250182.AL9

(LOGO)(R)                    ALLIANCE MULTI-MARKET STRATEGY TRUST
_________________________________________________________________
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Texas
Investors

    Prospective Texas investors should note that the Fund may borrow monies representing approximately 25% of its total assets for leverage purposes, i.e., for the purpose of purchasing additional portfolio investments. Leveraging, which is usually considered to be a speculative investment technique, has advantages and disadvantages, both of which should be carefully evaluated by the investor.

    In this regard, the Fund's Adviser anticipates that the Fund's use of leverage will provide the Fund's shareholders with a potentially higher yield than if the Fund had not used leverage. Investors should note, however, the special risks associated with the use of borrowed funds to purchase investment securities, which could increase the volatility of the net asset value of the Fund's shares. Leveraging is discussed in more detail on page 34 of the Prospectus.

    Unlike certificates of deposit or money market fund shares, the Fund's net asset value will fluctuate and shares of the Fund may, when redeemed, be worth more or less than their original cost. The Fund is designed to have less fluctuation in net asset value than a longer-term bond fund.


(R) This registered mark used under license from the owner, Alliance Capital Management L.P.


















00250182.AL9

This is filed pursuant to Rule 497(c).
File Nos. 33-39350 and 811-06251.

















































00250182.AL9

(LOGO)(R)                    ALLIANCE MULTI-MARKET STRATEGY TRUST
_________________________________________________________________
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Missouri
Investors

    Investors should consider the fact that the Fund intends to borrow for leveraging purposes. Borrowing by the Fund increases the costs of operation and may increase the amount of loss in the event the value of the Fund's securities decline. See page 34 of the Prospectus.

    The Fund may also engage in active short-term trading to benefit from yield disparities among different issues of securities, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. Short-term trading activity increases the Fund's transaction costs, rate of turnover and the incidence of short-term capital gain taxable as ordinary income.

(R) This registered mark used under license from the owner, Alliance Capital Management L.P.




























00250182.AL9

This is filed pursuant to Rule 497(c).
File Nos. 33-39350 and 811-06251.

















































00250182.AL9

(LOGO)(R)                    ALLIANCE MULTI-MARKET STRATEGY TRUST
_________________________________________________________________
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Massachusetts
Investors

    Prospective Massachusetts investors should note that the Fund may borrow monies representing approximately 25% of its total assets for leverage purposes, i.e., for the purpose of purchasing additional portfolio investments. Leveraging, which is usually considered to be a speculative investment technique, has advantages and disadvantages, both of which should be carefully evaluated by the investor.

    In this regard, the Fund's Adviser anticipates that the Fund's use of leverage will provide the Fund's shareholders with a potentially higher yield than if the Fund had not used leverage. Investors should note, however, the special risks associated with the use of borrowed funds to purchase investment securities, which could increase the volatility of the net asset value of the Fund's shares. Leveraging is discussed in more detail on page 34 of the Prospectus.

    Unlike certificates of deposit of money market fund shares, the Fund's net asset value will fluctuate and shares of the Fund may, when redeemed, be worth more or less than their original cost. The Fund is designed to have less fluctuation in net asset value than a longer-term fund.

(R) This registered mark used under license from the owner, Alliance Capital Management L.P.



















00250182.AL9

This is filed pursuant to Rule 497(c).
File Nos. 33-39350 and 811-06251.

















































00250182.AL9

(LOGO)(R)                    ALLIANCE MULTI-MARKET STRATEGY TRUST
_________________________________________________________________
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Ohio
Investors

    Prospective Ohio investors should note that the Fund may borrow for leveraging purposes. Investment in the Fund may therefore involve a higher degree of risk than investment in similar investment companies that do not borrow for leveraging purposes. Leveraging has advantages and disadvantages, both of which should be carefully evaluated by the investor. Leveraging is discussed in more detail on page 34 of the prospectus. This prospectus must be delivered to the investor prior to consummation of sale.

(R) This registered mark used under license from the owner, Alliance Capital Management L.P.
































00250182.AL9